Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 16, 2012
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000882443
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 16, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012

Managers AMG FQ Global Essentials Fund (Prospectus Summary): | Managers AMG FQ Global Essentials Fund
Managers AMG FQ Global Essentials Fund

MANAGERS TRUST I

Managers AMG FQ Global Essentials Fund

Supplement dated July 16, 2012 to the Prospectus dated March 1, 2012,

as supplemented May 25, 2012 and July 1, 2012

The following information supplements and supersedes any information to the contrary relating to Managers AMG FQ Global Essentials Fund (the ���Fund���), a series of Managers Trust I (the ���Trust���), contained in the Fund���s prospectus dated March 1, 2012, as supplemented May 25, 2012 and July 1, 2012 (the ���Prospectus���).

Effective July 1, 2012, the ���Annual Fund Operating Expenses��� table under the section titled ���Fees and Expenses of the Fund��� on page 14 of the Prospectus is hereby replaced with the following:

FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Managers AMG FQ Global Essentials Fund		Investor Class	Service Class	Institutional Class
Management Fee		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.67%	0.60%	0.42%
Acquired Fund Fees and Expenses		0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	[1]	1.74%	1.42%	1.24%
Fee Waiver and Expense Reimbursements	[2]	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.61%	1.29%	1.11%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund���s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the ���Investment Manager���) has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-l) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.89% of the Fund���s average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund���s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund���s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-l) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.39%, 1.14% and 0.89%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund���s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund���s Board of Trustees. Fee Waiver and Expense Reimbursements rounds to less than 0.01%.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Managers AMG FQ Global Essentials Fund (Prospectus Summary): | Managers AMG FQ Global Essentials Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Managers AMG FQ Global Essentials Fund
Supplement Text	ck0000882443_SupplementTextBlock

MANAGERS TRUST I

Managers AMG FQ Global Essentials Fund

Supplement dated July 16, 2012 to the Prospectus dated March 1, 2012,

as supplemented May 25, 2012 and July 1, 2012

The following information supplements and supersedes any information to the contrary relating to Managers AMG FQ Global Essentials Fund (the ���Fund���), a series of Managers Trust I (the ���Trust���), contained in the Fund���s prospectus dated March 1, 2012, as supplemented May 25, 2012 and July 1, 2012 (the ���Prospectus���).

Effective July 1, 2012, the ���Annual Fund Operating Expenses��� table under the section titled ���Fees and Expenses of the Fund��� on page 14 of the Prospectus is hereby replaced with the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do notcorrelate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund���s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
Supplement Closing	ck0000882443_SupplementClosingTextBlock	PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE
Managers AMG FQ Global Essentials Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAFX
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.11%	[1]
Managers AMG FQ Global Essentials Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAVX
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.61%	[1]
Managers AMG FQ Global Essentials Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMASX
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[1]
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.29%	[1]

[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of the Fund���s Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired funds.
[2]	Managers Investment Group LLC (the ���Investment Manager���) has contractually agreed, through at least March 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-l) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.89% of the Fund���s average daily net assets subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund���s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund���s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-l) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.39%, 1.14% and 0.89%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund���s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund���s Board of Trustees. Fee Waiver and Expense Reimbursements rounds to less than 0.01%.